Consolidated Statements of Shareholders' Equity (USD $) In Millions	Total	Common Stock	Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
Beginning Balance at Dec. 31, 2008	$ 6,237	$ 0	$ 8,463	$ (1,792)	$ (434)
Net income	955			955
Retirement benefits, net of $182 tax expense; $102 tax benefit; $95 tax benefit	274				274
Unrealized loss on long-term investments, net of $2 tax expense; $13 tax expense; $6 tax benefit	4				4
Cumulative translation adjustment and other, net of tax (benefit) expense of $7 tax expense ; $10 tax benefit; $4 tax benefit	3				3
Dividends - $1.73 / $1.84 / $2.15 per share	(1,010)			(1,010)
Equity incentive award plan and stock-based compensation	38		38
Common stock repurchased	(5)		(5)
Excess tax benefit on stock-based compensation plans	2		2
Ending Balance at Dec. 31, 2009	6,498	0	8,498	(1,847)	(153)
Net income	1,121			1,121
Retirement benefits, net of $182 tax expense; $102 tax benefit; $95 tax benefit	(78)				(78)
Unrealized loss on long-term investments, net of $2 tax expense; $13 tax expense; $6 tax benefit	21				21
Cumulative translation adjustment and other, net of tax (benefit) expense of $7 tax expense ; $10 tax benefit; $4 tax benefit	(8)				(8)
Dividends - $1.73 / $1.84 / $2.15 per share	(1,081)			(1,081)
Equity incentive award plan and stock-based compensation	40		40
Common stock repurchased	(5)		(5)
Excess tax benefit on stock-based compensation plans	2		2
Ending Balance at Dec. 31, 2010	6,510	0	8,535	(1,807)	(218)
Net income	1,406			1,406
Retirement benefits, net of $182 tax expense; $102 tax benefit; $95 tax benefit	(144)				(144)
Unrealized loss on long-term investments, net of $2 tax expense; $13 tax expense; $6 tax benefit	(12)				(12)
Cumulative translation adjustment and other, net of tax (benefit) expense of $7 tax expense ; $10 tax benefit; $4 tax benefit	(8)				(8)
Dividends - $1.73 / $1.84 / $2.15 per share	(1,259)			(1,259)
Equity incentive award plan and stock-based compensation	39		39
Common stock repurchased	(282)		(282)
Excess tax benefit on stock-based compensation plans	1		1
Ending Balance at Dec. 31, 2011	$ 6,251	$ 0	$ 8,293	$ (1,660)	$ (382)